Plan Description - Narrative (Details) - EBP 002	12 Months Ended
	Dec. 31, 2025 USD ($) year	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Minimum age to contribute | year	18
Minimum requisite service period	2 months
Involuntary cash-out limit	$ 1,000
Involuntary cash-out IRA roll over limit	$ 7,000
Employee contribution vesting percentage	100.00%
Employer contribution vesting percentage	100.00%
Maximum vesting age | year	65
Forfeited nonvested account	$ 24,000	$ 44,000
Forfeited nonvested account, decrease from administrative expense	21
Maximum borrowing amount	$ 50,000
Maximum borrowing amount as percentage of their total account	50.00%
Minimum borrowing amount	$ 1,000
General loan maximum borrowing term	5 years
Primary residence maximum borrowing term	10 years
Participant variable interest rate	1.00%
First level
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage	100.00%	100.00%
Participant compensation matched, percentage	3.00%	1.00%
Second level
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage	50.00%	50.00%
Participant compensation matched, percentage	3.00%	5.00%
Minimum
EBP, Description of Plan [Line Items]
Maximum annual compensation deferral percentage	1.00%
Participant loan, interest rate	4.25%
Maximum
EBP, Description of Plan [Line Items]
Maximum annual compensation deferral percentage	75.00%
Participant loan, interest rate	9.50%